Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Valuation Assumptions
We used the Black-Scholes stock option pricing model to estimate the fair value of Tranche 1 and Tranche 2 without a market condition (service and performance conditions only) stock option awards with the following weighted average assumptions:

September 29, 2012 to December 31, 2012
(Successor)
TRANCHE 1
Risk-free interest rate	0.9%
Expected life (in years)	5
Expected volatility	75.0%
Dividend	0.000%

September 29, 2012 to December 31, 2012
(Successor)
TRANCHE 2
Risk-free interest rate	1.0%
Expected life (in years)	5
Expected volatility	75.0%
Dividend	0.000%

Schedule of Options Weighted Average Grant Date Fair Value
A summary of the calculated estimated grant date fair value per option is as follows:

	Three months ended	Six months ended
	June 30,	June 30,
	2013	2013
Fair value of stock options	(Successor)	(Successor)
TRANCHE 1	$0.67	$0.67
TRANCHE 2 without market condition	$0.68	$0.68
TRANCHE 2 with market condition	$0.76	$0.76

A summary of the calculated estimated grant date fair value per option is as follows:

September 29, 2012 to December 31, 2012
Fair value of stock options	(Successor)
TRANCHE 1	$0.67
TRANCHE 2 without market condition	$0.68
TRANCHE 2 with market condition	$0.76

Schedule of Stock Option Activity
The following is a summary of our stock option activity (shares in thousands):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
TRANCHE 1
Balance at December 31, 2012	21,630	$1.00
Granted	500	1.00
Exercised	—	—
Forfeited	(300)	1.00
Balance at June 30, 2013	21,830	$1.00	9.5	$—
Exercisable at June 30, 2013	—	$—	0.0	$—
Vested and expected to vest at June 30, 2013	20,084	$1.00	9.5	$—

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
TRANCHE 2
Balance at December 31, 2012	21,630	$1.00
Granted	—	—
Exercised	—	—
Forfeited	(300)	1.00
Balance at June 30, 2013	21,330	$1.00	9.5	$—
Exercisable at June 30, 2013	—	$—	0.0	$—
Vested and expected to vest at June 30, 2013	19,517	$1.00	9.5	$—

The following is a summary of our stock option activity from September 29, 2012 to December 31, 2012 (shares in thousands):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
TRANCHE 1
Beginning balance	—	$—
Granted	21,930	1.00
Exercised	—	—
Forfeited	(300)	1.00
Balance at December 31, 2012	21,630	$1.00	4.8	$—
Exercisable at December 31, 2012	—	$0.00	—	$—
Expected to vest at December 31, 2012	19,791	$1.00	4.8	$—

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
TRANCHE 2
Beginning balance	—	$—
Granted	21,930	1.00
Exercised	—
Forfeited	(300)	1.00
Balance at December 31, 2012	21,630	$1.00	4.8	$—
Exercisable at December 31, 2012	—	$0.00	—	$—
Expected to vest at December 31, 2012	19,791	$1.00		$—

Schedule of Restricted Stock Unit Activity
The following is a summary of our RSU activity for the six-month period ended June 30, 2013 (shares and aggregate intrinsic value in thousands):

	Shares	Weighted Average Grant Price	Aggregate Intrinsic Value
Balance at December 31, 2012	300	$1.00
Granted	65	1.00
Vested	—	—
Forfeited	—	—
Non-vested restricted stock unit balance at June 30, 2013	365	$1.00	$365

The following is a summary of our RSU activity for the period from September 29, 2012 to December 31, 2012 (shares and aggregate intrinsic value in thousands):

	Shares	Weighted Average Grant Price	Aggregate Intrinsic Value
Beginning balance	—	$—
Granted	300	1.00
Exercised	—
Forfeited	—
Non-vested restricted stock unit balance at December 31, 2012	300	$1.00	$300

Successor [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Allocation of Share-Based Compensation Cost
Set forth below is the impact on our results of operations of recording share-based compensation from stock options ($ amounts in thousands):

	Three months ended	Six months ended
	June 30,	June 30,
	2013	2013
	(Successor)	(Successor)
Cost of goods sold	$224	$447
Selling, general and administrative	2,018	4,029
Total, pre-tax	$2,242	$4,476
Tax effect of share-based compensation	(830)	(1,656)
Total, net of tax	$1,412	$2,820

Set forth below is the impact on our results of operations of recording share-based compensation from stock options for the period from September 29, 2012 to December 31, 2012 ($ amounts in thousands):

September 29, 2012 to December 31, 2012
(Successor)
Cost of goods sold	$223
Selling, general and administrative	2,003
Total, pre-tax	$2,226
Tax effect of share-based compensation	(824)

Total, net of tax	$1,402

Successor [Member] | Rollover Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
The following is a summary of our Rollover Stock Options activity (shares and aggregate intrinsic value in thousands):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Balance at December 31, 2012	17,893	$0.25
Granted	—	—
Exercised	(542)	0.25
Forfeited	—	—
Balance at June 30, 2013	17,351	$0.25	4.2	$13,013
Exercisable at June 30, 2013	17,351	$0.25	4.2	$13,013

The following is a summary of our Rollover Stock Options activity from September 29, 2012 to December 31, 2012 (shares and aggregate intrinsic value in thousands):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value

Beginning balance	18,100	$0.25
Granted	—	—
Exercised	(207)	0.25
Forfeited	—	—
Balance at December 31, 2012	17,893	$0.25	4.7	$13,420
Exercisable at December 31, 2012	17,893	$0.25	—	$13,420

Successor [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Allocation of Share-Based Compensation Cost
Set forth below is the impact on our results of operations of recording share-based compensation from RSUs for the six-month period ended June 30, 2013 ($ amounts in thousands):

	Three months ended	Six months ended
	June 30,	June 30,
	2013	2013
	(Successor)	(Successor)
Cost of goods sold	$2	$5
Selling, general and administrative	22	53
Total, pre-tax	$24	$58
Tax effect of stock-based compensation	(9)	(21)
Total, net of tax	$15	$37

Set forth below is the impact on our results of operations of recording share-based compensation from RSUs for the period from September 29, 2012 to December 31, 2012 ($ amounts in thousands):

September 29, 2012 to December 31, 2012
(Successor)
Cost of goods sold	$1
Selling, general and administrative	13
Total, pre-tax	14
Tax effect of share-based compensation	(5)
Total, net of tax	$9

Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Valuation Assumptions
We used the Black-Scholes stock option pricing model to estimate the fair value of stock option awards with the following weighted average assumptions:

	For the period ended
	September 28, 2012	December 31, 2011	December 31, 2010
Risk-free interest rate	0.8%	2.2%	3%
Expected life (in years)	4.7	5.2	6.3
Expected volatility	43.9%	44.6%	45.1%
Dividend	0%	0%	0%

Schedule of Options Weighted Average Grant Date Fair Value
The following is a summary of the weighted average per share fair value of options granted for the periods ended September 28, 2012, December 31, 2011 and December 31, 2010.

	For the period ended
	September 28, 2012	December 31, 2011	December 31, 2010
Weighted average per share fair value of options granted	$12.46	$15.34	$13.30

Schedule of Restricted Stock and Restricted Stock Units Activity
The following is a summary of our restricted stock activity (shares and aggregate intrinsic value in thousands):

	Shares	Weighted Average Grant Price	Aggregate Intrinsic Value
Non-vested balance at December 31, 2011	281	$24.28	—
Granted	99	32.89	—
Exercised	(370)	26.37	—
Forfeited	(10)	32.00	—
Non-vested balance at September 28, 2012	—	$—	$—

The following is a summary of our restricted stock unit activity (shares and aggregate intrinsic value in thousands):

	Shares	Weighted Average Grant Price	Aggregate Intrinsic Value
Non-vested restricted stock unit balance at December 31, 2011	69	$36.47	—
Granted	82	33.09	—
Exercised	(128)	34.97	—
Forfeited	(23)	32.76	—
Non-vested restricted stock unit balance at September 28, 2012	—	$—	$—

Schedule of Stock Option Activity
The following is a summary of our stock option activity (shares and aggregate intrinsic value in thousands):

	Shares	Weighted Average Grant Price	Weighted Average Remaining Life	Aggregate Intrinsic Value

Balance at December 31, 2011	2,286	$30.11	—	—
Granted	310	32.97	—	—
Exercised	(1,659)	25.61	—	—
Forfeited	(937)	39.12	—	—
Balance at September 28, 2012	—	$—	—	$—

Schedule of Total Fair Value of Shares Vested	Total fair value of shares vested ($ amounts in thousands):

	For the period ended
	September 28, 2012	December 31, 2011	December 31, 2010
Total fair value of shares vested	$3,125	$4,186	$5,965

Schedule of Shares Purchased by Employees Under Employee Stock Purchase Plan	(amounts in thousands)

	For the period ended
	September 28, 2012	December 31, 2011	December 31, 2012
Shares purchased by employees	5	12	13

Predecessor [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Allocation of Share-Based Compensation Cost
Set forth below is the impact on our results of operations of recording share-based compensation from stock options for the six-month period ended June 30, 2012 ($ amounts in thousands):

	Three months ended	Six months ended
	June 30,	June 30,
	2012	2012
	(Predecessor)	(Predecessor)
Cost of goods sold	$97	$200
Selling, general and administrative	871	1,800
Total, pre-tax	$968	$2,000
Tax effect of share-based compensation	(358)	(740)
Total, net of tax	$610	$1,260

Set forth below is the impact on our results of operations of recording share-based compensation from stock options for the periods ended September 28, 2012, December 31, 2011 and December 31, 2010 ($ amounts in thousands):

	For the period ended
	September 28, 2012	December 31, 2011	December 31, 2010
Cost of goods sold	$300	$432	$522
Selling, general and administrative	2,700	3,889	5,323
Total, pre-tax	3,000	4,321	5,845
Tax effect of share-based compensation	(1,110)	(1,599)	(2,211)
Total, net of tax	$1,890	$2,722	$3,634

Predecessor [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Allocation of Share-Based Compensation Cost
The impact on our results of operations of recording share-based compensation from restricted stock for the six-month period ended June 30, 2012 was as follows ($ amounts in thousands):

	Three months ended	Six months ended
	June 30,	June 30,
	2012	2012
	(Predecessor)	(Predecessor)
Cost of goods sold	$118	$245
Selling, general and administrative	1,062	2,207
Total, pre-tax	$1,180	$2,452
Tax effect of stock-based compensation	(437)	(907)
Total, net of tax	$743	$1,545

The impact on our results of operations of recording share-based compensation from restricted stock for the periods ended September 28, 2012, December 31, 2011 and December 31, 2010 was as follows ($ amounts in thousands):

	For the period ended
	September 28, 2012	December 31, 2011	December 31, 2010
Cost of goods sold	$377	$551	$666
Selling, general and administrative	3,390	4,958	6,694
Total, pre-tax	$3,767	$5,509	$7,360
Tax effect of stock-based compensation	(1,394)	(2,038)	(2,797)
Total, net of tax	$2,373	$3,471	$4,563

Predecessor [Member] | Restricted Stock with Market Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Allocation of Share-Based Compensation Cost
The following table summarizes the components of our stock-based compensation related to our restricted stock grants with market conditions recognized in our financial statements for the for the periods ended September 28, 2012, December 31, 2011 and December 31, 2010 was as follows ($ amounts in thousands):

	For the period ended
	September 28, 2012	December 31, 2011	December 31, 2010
Cost of goods sold	$0	$0	$174
Selling, general and administrative	0	0	1,566
Total, pre-tax	$0	$0	$1,740
Tax effect of stock-based compensation	0	0	(661)
Total, net of tax	$0	$0	$1,079

Predecessor [Member] | Cash Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Allocation of Share-Based Compensation Cost
The impact on our results of operations of recording share-based compensation from cash-settled restricted stock units for the six-month period ended June 30, 2012 was as follows ($ amounts in thousands):

	Three months ended	Six months ended
	June 30,	June 30,
	2012	2012
	(Predecessor)	(Predecessor)
Cost of goods sold	$48	$132
Selling, general and administrative	432	1,190
Total, pre-tax	$480	$1,322
Tax effect of stock-based compensation	(178)	(489)
Total, net of tax	$302	$833

The impact on our results of operations of recording share-based compensation from cash-settled restricted stock units for the periods ended September 28, 2012, December 31, 2011 and December 31, 2010 was as follows ($ amounts in thousands):

	For the period ended
	September 28, 2012	December 31, 2011	December 31, 2010
Cost of goods sold	$232	$132	$49
Selling, general and administrative	2,089	1,188	443
Total, pre-tax	$2,321	$1,320	$492
Tax effect of stock-based compensation	(859)	(488)	(187)
Total, net of tax	$1,462	$832	$305

Schedule of Restricted Stock Unit Activity
Information regarding activity for cash-settled restricted stock units outstanding is as follows (number of awards in thousands):

	Shares	Weighted Average Grant Price	Aggregate Intrinsic Value
Awards outstanding at December 31, 2011	149	$32.97	—
Granted	137	33.38	—
Exercised	(40)	32.55	—
Forfeited	(246)	62.84	—
Awards outstanding at September 28, 2012	—	$—	$—